Quarterly Financial Data	12 Months Ended
Apr. 29, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data [Text Block]

17. Quarterly Financial Data (unaudited)

(in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Net Sales
2011	$3,773	$3,903	$3,961	$4,295	$15,933
2010	3,933	3,838	3,851	4,196	15,817
Gross Profit
2011	$2,880	$2,942	$2,975	$3,225	$12,021
2010	2,967	2,916	2,939	3,184	12,005
Net Earnings
2011	$830	$566	$924	$776	$3,096
2010	445	868	831	954	3,099
Basic Earnings per Share
2011	$0.76	$0.52	$0.86	$0.73	$2.87
2010	0.40	0.78	0.75	0.87	2.80
Diluted Earnings per Share
2011	$0.76	$0.52	$0.86	$0.72	$2.86
2010	0.40	0.78	0.75	0.86	2.79

The data in the schedule above has been intentionally rounded to the nearest million and therefore the quarterly amounts may not sum to the fiscal year-to-date amounts.